Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Summary of company's revenues from its six product lines
The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products and Services	Individual sale	Individual sale	-
CSPR Products	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Liabilities recorded at fair value
The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013
Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Notes payable-related parties	$-	$-	$3,668	$3,668

Total	$-	$-	$3,668	$3,668

Note Payable
The following represents transactions related to the note payable for the three months ended October 31, 2013 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	115
Change in estimates	(43)
Interest expense	72
Payments	-
Ending fair value - October 31, 2013	$3,076

The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012
Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest (income) expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486

Cortelco Systems Holding Corp [Member]
Summary of company's revenues from its six product lines
The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products	Individual sale	-	-
CSPR Products	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Liabilities recorded at fair value
The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013

Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012

Notes payable-related parties	$-	$-	$3,668	$3,668
Total	$-	$-	$3,668	$3,668

Note Payable
The following represents transactions related to the note payable for the three months ended October 31, 2013 (in thousands):

Beginning fair value - August 1, 2013	$3,004
Imputed interest	115
Change in estimates	(43)
Interest expense	72
Payments	-
Ending fair value - October 31, 2013	$3,076

The note is classified within Level 3 of the fair value hierarchy. The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012

Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486